INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Our intangible assets include patent costs totaling $86,796 less amortization of patent costs of $310 at March 31, 2019. Our intangible assets include patent costs totaling $53,482 less amortization of patent costs of $194 at December 31, 2018.

Estimated amortization expense for the next five years for the patent cost currently being amortized is as follows:

Year Ending December 31,	Estimated Amortization
2019(9 months)	$349
2020	$465
2021	$465
2022	$465
2023	$465

NOTE 5 – INTANGIBLE ASSETS

Our intangible assets include patent costs totaling $53,482 less amortization of patent costs of $194 at December 31, 2018. We had no capitalized patent costs at December 31, 2017.